Asset Retirement Obligations	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

NOTE 8. —ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations primarily represent the estimated fair value of the amounts that will be incurred to plug, abandon and remediate our producing properties at the end of their productive lives. Significant inputs used in determining such obligations include, but are not limited to, estimates of plugging and abandonment costs, estimated future inflation rates and changes in property lives. The inputs are calculated based on historical data as well as current estimated costs.

The following tables summarize the changes and the balances of current and long-term portions in the Company’s asset retirement obligations during the periods (in thousands):

	As of December 31,
	2013	2012
Asset retirement obligations at January 1	$24,832	$-
Property acquisition	-	23,785
Revisions in estimated liabilities	(6,466)	-
Accretion	2,235	1,047
Asset retirement obligations at December 31	$20,601	$24,832

	As of December 31,
	2013	2012
Asset retirement obligations, current portion	$12,479	$-
Asset retirement obligations, long-term portion	8,122	24,832
	$20,601	$24,832

Accretion expense is recognized as a component of depreciation, depletion and amortization expense in the accompanying consolidated statements of operations.